PREFERRED STOCK (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Jan. 25, 2008	Dec. 31, 2013	Apr. 28, 2008	Oct. 29, 2012	Dec. 13, 2012	Mar. 26, 2013	Apr. 30, 2013	Sep. 19, 2013	Oct. 31, 2013	Feb. 12, 2014	Apr. 30, 2014	Oct. 29, 2014
Preferred stock
Carrying value	$ 10,468			$ 6,738
Distribution of preferred dividends	511
Forecast
Preferred stock
Distribution of preferred dividends		656
Series AA
Preferred stock
Dividend rate (as a percent)	8.125%			8.125%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25			$ 25
Number of depositary shares (in shares)	3,870,330			3,870,330
Carrying value	97			97
Depositary shares, interest in corresponding series of preferred stock			0.001
Series E
Preferred stock
Dividend rate (as a percent)	8.40%			8.40%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000			$ 1,000
Number of depositary shares (in shares)	121,254			121,254
Carrying value	121			121
Depositary shares, interest in corresponding series of preferred stock					0.04
Series A
Preferred stock
Dividend rate (as a percent)	5.95%			5.95%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000			$ 1,000
Number of depositary shares (in shares)	1,500,000			1,500,000
Carrying value	1,500			1,500
Depositary shares, interest in corresponding series of preferred stock						0.04
Series B
Preferred stock
Dividend rate (as a percent)	5.90%			5.90%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000			$ 1,000
Number of depositary shares (in shares)	750,000			750,000
Carrying value	750			750
Depositary shares, interest in corresponding series of preferred stock							0.04
Series C
Preferred stock
Dividend rate (as a percent)	5.80%			5.80%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25			$ 25
Number of depositary shares (in shares)	23,000,000			23,000,000
Carrying value	575			575
Depositary shares, interest in corresponding series of preferred stock								0.001
Series D
Preferred stock
Dividend rate (as a percent)	5.35%			5.35%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000			$ 1,000
Number of depositary shares (in shares)	1,250,000			1,250,000
Carrying value	1,250			1,250
Depositary shares, interest in corresponding series of preferred stock									0.04
Series J
Preferred stock
Dividend rate (as a percent)	7.125%			7.125%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25			$ 25
Number of depositary shares (in shares)	38,000,000			38,000,000
Carrying value	950			950
Depositary shares, interest in corresponding series of preferred stock										0.001
Series K
Preferred stock
Dividend rate (as a percent)	6.875%			6.875%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25			$ 25
Number of depositary shares (in shares)	59,800,000			59,800,000
Carrying value	1,495			1,495
Depositary shares, interest in corresponding series of preferred stock											0.001
Series L
Preferred stock
Dividend rate (as a percent)	6.875%			6.875%
Redemption price per depositary share/ preference share (in dollars per share)	$ 25			$ 25
Number of depositary shares (in shares)	19,200,000			19,200,000
Carrying value	480			0
Depositary shares, interest in corresponding series of preferred stock												0.001
Series M
Preferred stock
Dividend rate (as a percent)	6.30%			6.30%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000			$ 1,000
Number of depositary shares (in shares)	1,750,000			1,750,000
Carrying value	1,750			0
Depositary shares, interest in corresponding series of preferred stock													0.04
Series N
Preferred stock
Dividend rate (as a percent)	5.80%			5.80%
Redemption price per depositary share/ preference share (in dollars per share)	$ 1,000			$ 1,000
Number of depositary shares (in shares)	1,500,000			1,500,000
Carrying value	$ 1,500			$ 0
Depositary shares, interest in corresponding series of preferred stock														0.04